Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred Stock Redeemable Convertible Preferred Shares Series Seed Preferred Shares	Preferred Stock Redeemable Convertible Preferred Shares Series B Preferred Shares	Preferred Stock Redeemable Convertible Preferred Shares Series C-1 Preferred Shares	Preferred Stock Redeemable Convertible Preferred Shares Series C-2 Preferred Shares	Preferred Stock Total Redeemable Convertible Preferred Shares	Preferred Stock Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	IKENA ONCOLOGY INC	IKENA ONCOLOGY INC Series A Non-Voting Convertible Preferred Stock	IKENA ONCOLOGY INC Common Stock	IKENA ONCOLOGY INC Additional Paid-in Capital	IKENA ONCOLOGY INC Accumulated Deficit	IKENA ONCOLOGY INC Accumulated Other Comprehensive Income (Loss)
Beginning Balance, Shares at Dec. 31, 2022		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	318,469,306						3,021,409
Beginning Balance at Dec. 31, 2022	$ (94,084)	$ 671	$ 24,847	$ 70,452	$ 40,363	$ 136,333	$ 18,967	$ 10		$ (111,444)	$ (1,617)	$ 146,969		$ 3	$ 361,948	$ (214,219)	$ (763)
Issuance of preferred stock in connection with the Acquisition, net of issuance costs													$ 32,545
Issuance of preferred stock in connection with the Acquisition, net of issuance costs, Shares													4,153,439
Conversion of preferred stock to common stock													$ (31,886)
Conversion of preferred stock to common stock, Shares													(4,153,439)
Conversion of preferred stock to common stock												31,887			31,887
Conversion of preferred stock to common stock, Shares														346,119
Issuance of common stock in connection with the Acquisition, net of issuance costs												14,111			14,111
Issuance of common stock in connection with the Acquisition, net of issuance costs, Shares														150,054
Cash consideration paid to settle Pionyr restricted stock units, stock options, and unaccredited stockholders												(285)			(285)
Temporary equity, cash consideration paid to settle Pionyr restricted stock units, stock options, and unaccredited stockholders													$ (659)
Issuance of common stock for underwritten registered offering, net of offering costs												37,421		$ 1	37,420
Issuance of common stock for underwritten registered offering, net of offering costs, Shares														509,166
Repurchase of common stock												(663)			(663)
Repurchase of common stock, Shares														(8,125)
Issuance of ordinary shares upon exercise of stock options	150								$ 150			136			136
Issuance of ordinary shares upon exercise of stock options, Shares								3,000,000						2,835
Accretion of Redeemable Convertible Preferred Shares to redemption value	(10,890)	$ 114	$ 1,978	$ 5,407	$ 3,391	10,890			(150)	(10,740)
Stock-based compensation expense												7,632			7,632
Other comprehensive income (loss)												715					715
Foreign currency translation adjustment	(136)										(136)
Net loss	(21,148)									(21,148)		(68,166)				(68,166)
Ending Balance, Shares at Dec. 31, 2023		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Ending Balance at Dec. 31, 2023	(126,108)	$ 785	$ 26,825	$ 75,859	$ 43,754	147,223	$ 18,967	$ 10		(143,332)	(1,753)	169,757		$ 4	452,186	(282,385)	(48)
Issuance of ordinary shares upon exercise of stock options	13,965								13,965
Accretion of Redeemable Convertible Preferred Shares to redemption value	(2,851)	$ 31	$ 517	$ 1,414	$ 889	2,851			(2,851)
Stock-based compensation expense												2,001			2,001
Other comprehensive income (loss)												(265)					(265)
Foreign currency translation adjustment	(38)										(38)
Net loss	(22,314)									(22,314)		(16,146)				(16,146)
Ending Balance, Shares at Mar. 31, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Ending Balance at Mar. 31, 2024	(137,346)	$ 816	$ 27,342	$ 77,273	$ 44,643	150,074	$ 18,967	$ 10	11,114	(165,646)	(1,791)	155,347		$ 4	454,187	(298,531)	(313)
Beginning Balance, Shares at Dec. 31, 2023		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Beginning Balance at Dec. 31, 2023	(126,108)	$ 785	$ 26,825	$ 75,859	$ 43,754	147,223	$ 18,967	$ 10		(143,332)	(1,753)	$ 169,757		$ 4	452,186	(282,385)	(48)
Issuance of ordinary shares upon exercise of stock options, Shares												0
Foreign currency translation adjustment	(100)
Net loss	(28,573)											$ (29,876)
Ending Balance, Shares at Jun. 30, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Ending Balance at Jun. 30, 2024	(146,575)	$ 849	$ 27,869	$ 78,715	$ 45,549	152,982	$ 18,967	$ 10	8,206	(171,905)	(1,853)	142,859		$ 4	455,466	(312,261)	(350)
Beginning Balance, Shares at Dec. 31, 2023		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Beginning Balance at Dec. 31, 2023	(126,108)	$ 785	$ 26,825	$ 75,859	$ 43,754	147,223	$ 18,967	$ 10		(143,332)	(1,753)	$ 169,757		$ 4	452,186	(282,385)	(48)
Issuance of ordinary shares upon exercise of stock options	$ 13,965							$ 7	13,958
Issuance of ordinary shares upon exercise of stock options, Shares	0							140,636,592				0
Accretion of Redeemable Convertible Preferred Shares to redemption value	$ (11,816)	$ 134	$ 2,141	$ 5,855	$ 3,686	11,816			(11,816)
Stock-based compensation expense												$ 5,295			5,295
Other comprehensive income (loss)												116					116
Foreign currency translation adjustment	(38)										(38)
Net loss	(36,568)									(36,568)		(49,234)				(49,234)
Ending Balance, Shares at Dec. 31, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,105,898						4,021,458
Ending Balance at Dec. 31, 2024	(160,565)	$ 919	$ 28,966	$ 81,714	$ 47,440	159,039	$ 18,967	$ 17	2,142	(179,900)	(1,791)	125,934		$ 4	457,481	(331,619)	68
Beginning Balance, Shares at Mar. 31, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Beginning Balance at Mar. 31, 2024	(137,346)	$ 816	$ 27,342	$ 77,273	$ 44,643	150,074	$ 18,967	$ 10	11,114	(165,646)	(1,791)	$ 155,347		$ 4	454,187	(298,531)	(313)
Issuance of ordinary shares upon exercise of stock options, Shares												0
Accretion of Redeemable Convertible Preferred Shares to redemption value	(2,908)	$ 33	$ 527	$ 1,442	$ 906	2,908			(2,908)
Stock-based compensation expense												$ 1,279			1,279
Other comprehensive income (loss)												(37)					(37)
Foreign currency translation adjustment	(62)										(62)
Net loss	(6,259)									(6,259)		(13,730)				(13,730)
Ending Balance, Shares at Jun. 30, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	321,469,306						4,021,458
Ending Balance at Jun. 30, 2024	(146,575)	$ 849	$ 27,869	$ 78,715	$ 45,549	152,982	$ 18,967	$ 10	8,206	(171,905)	(1,853)	142,859		$ 4	455,466	(312,261)	(350)
Beginning Balance, Shares at Dec. 31, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,105,898						4,021,458
Beginning Balance at Dec. 31, 2024	(160,565)	$ 919	$ 28,966	$ 81,714	$ 47,440	159,039	$ 18,967	$ 17	2,142	(179,900)	(1,791)	125,934		$ 4	457,481	(331,619)	68
Issuance of ordinary shares upon exercise of stock options	45								45
Issuance of ordinary shares upon exercise of stock options, Shares								578,125
Accretion of Redeemable Convertible Preferred Shares to redemption value	(3,051)	$ 36	$ 552	$ 1,510	$ 953	3,051			(2,244)	(807)
Stock-based compensation expense	57								57			904			904
Other comprehensive income (loss)												31					31
Foreign currency translation adjustment	(9)										(9)
Net loss	(6,077)									(6,077)		(8,619)				(8,619)
Ending Balance, Shares at Mar. 31, 2025		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,684,023						4,021,458
Ending Balance at Mar. 31, 2025	(169,600)	$ 955	$ 29,518	$ 83,224	$ 48,393	162,090	$ 18,967	$ 17		(186,784)	(1,800)	118,250		$ 4	458,385	(340,238)	99
Beginning Balance, Shares at Dec. 31, 2024		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,105,898						4,021,458
Beginning Balance at Dec. 31, 2024	(160,565)	$ 919	$ 28,966	$ 81,714	$ 47,440	159,039	$ 18,967	$ 17	$ 2,142	(179,900)	(1,791)	$ 125,934		$ 4	457,481	(331,619)	68
Issuance of ordinary shares upon exercise of stock options, Shares												0
Foreign currency translation adjustment	(26)
Net loss	(13,662)											$ (11,386)
Ending Balance, Shares at Jun. 30, 2025		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,684,023						4,021,458
Ending Balance at Jun. 30, 2025	(180,351)	$ 994	$ 30,088	$ 84,780	$ 49,377	165,239	$ 18,967	$ 17		(197,518)	(1,817)	115,907		$ 4	458,843	(343,005)	65
Beginning Balance, Shares at Mar. 31, 2025		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,684,023						4,021,458
Beginning Balance at Mar. 31, 2025	(169,600)	$ 955	$ 29,518	$ 83,224	$ 48,393	162,090	$ 18,967	$ 17		(186,784)	(1,800)	$ 118,250		$ 4	458,385	(340,238)	99
Issuance of ordinary shares upon exercise of stock options, Shares												0
Accretion of Redeemable Convertible Preferred Shares to redemption value	(3,149)	$ 39	$ 570	$ 1,556	$ 984	3,149				(3,149)
Stock-based compensation expense												$ 458			458
Other comprehensive income (loss)												(34)					(34)
Foreign currency translation adjustment	(17)										(17)
Net loss	(7,585)									(7,585)		(2,767)				(2,767)
Ending Balance, Shares at Jun. 30, 2025		71,428,571	239,156,361	270,636,854	127,875,914		326,079,495	462,684,023						4,021,458
Ending Balance at Jun. 30, 2025	$ (180,351)	$ 994	$ 30,088	$ 84,780	$ 49,377	$ 165,239	$ 18,967	$ 17		$ (197,518)	$ (1,817)	$ 115,907		$ 4	$ 458,843	$ (343,005)	$ 65